Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease [Abstract]
Total lease expense	$ 258,823	$ 140,499
Lease liabilities	$ (164,221)	$ (43,010)